Share-based Payment Arrangements - Summary of Long Term Incentive Plan (Detail) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Long Term Incentive Plan Granted in 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	1,479,334	1,462,000	1,462,000
Option granted to qualified employee		104,000	104,000	1,462,000
Awards exercised			(86,666)
Awards forfeited	(164,667)
Ending balance	1,314,667	1,566,000	1,479,334	1,462,000
Balance exercisable, end of period	487,333		400,667
Long Term Incentive Plan Granted in 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	241,142
Option granted to qualified employee	241,142		241,142
Awards forfeited	(38,141)
Ending balance	203,001		241,142